Government Grants	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Government Grants
18. GOVERNMENT GRANTS
Details of Government grants at 31 December 2021 are as follows (At 31 December 2020 was nil):

(In Euros)		31 December 2021
Grants	Government Entity	Non-current liability	Current liability

Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	245,605	786,358
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	180,711	183,342
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	34,747
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	284,621	530,409
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	543,846	—

Total		1,254,783	1,534,856

Government
grants include the grants assigned to the Group during 2021 by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)” for an amount of Euros
2,957,836
and Euros
543,846
, respectively, to develop new technologies and promote smart mobility solutions.
T
he impact in the statement of profit or loss (recognized in the “Other income”) for 2021 amounts to Euros
712,043
, as a result of the established conditions agreed with the aforementioned entities. During 2021, Euros
233,088
have been received from government entities, therefore, at 31 December 2021, Euros
3,633,441
are pending receipt (see Note 24).